GOING CONCERN (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Jun. 30, 2018 shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2016 CNY (¥)
Going Concern [Line Items]
Liabilities in excess of assets | ¥						¥ 209,344
Equity		$ 23,499		¥ 262,771	¥ 165,959	163,596	¥ 115,021
Cash and cash equivalents		22,638		211,436	195,303	157,600
Short term investments, available for sale		8,257		47,208		57,487
Short term investments, held to maturity		4,453		70,000		¥ 31,000
Net Cash Provided by (Used in) Operating Activities		(1,468)	¥ (10,210)	25,445	20,210
Provision for Doubtful Accounts		$ 860	¥ 5,985	¥ 5,645	¥ 5,090
American Depository Shares
Going Concern [Line Items]
Shares isued (in shares) | shares	2,070,000	100,000	100,000